Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX

Cloud Capital Strategic Mid Cap Fund – CCIMX

Class I Shares

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2013

Supplement dated February 26, 2014

Change to Adviser Fee Waiver

On February 3, 2014, the Board of Trustees of Valued Advisers Trust (the “Trust”) approved revisions to the expense limitation agreement in place for each of the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund whereby the Adviser would waive its management fee in its entirety and the waiver would not be subject to recoupment. The Funds would continue to cap operating expenses (with certain exceptions) at current levels, which is 1.40% for each of the Funds. The revised expense limitation agreement took effect on February 1, 2014 and continues through September 30, 2015.

Prospectus

The section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus relating to the Cloud Capital Strategic Large Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Large Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	NONE
Other Expenses	0.90%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [1]	0.91%

1.
The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$93	$397	$723	$1,648

The section entitled “Fees and Expenses of the Fund” on page 7 of the Prospectus relating to the Cloud Capital Strategic Mid Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	NONE
Other Expenses	1.40%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.92%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [1]	1.42%

1.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$145	$555	$990	$2,203

* * * * *

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX

Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2013

Supplement dated February 26, 2014

Change to Adviser Fee Waiver

On February 3, 2014, the Board of Trustees of Valued Advisers Trust (the “Trust”) approved revisions to the expense limitation agreement in place for each of the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund whereby the Adviser would waive its management fee in its entirety and the waiver would not be subject to recoupment. The Funds would continue to cap operating expenses (with certain exceptions) at current levels, which is 1.40% for each of the Funds. The revised expense limitation agreement took effect on February 1, 2014 and continues through September 30, 2015.

Prospectus

The section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus relating to the Cloud Capital Strategic Large Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Large Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	0.79%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [2]	1.20%

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
2.
The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$690	$1,034	$1,401	$2,429

The section entitled “Fees and Expenses of the Fund” on page 7 of the Prospectus relating to the Cloud Capital Strategic Mid Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	1.40%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.32%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [2]	1.82%

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$749	$1,213	$1,701	$3,042

* * * * *

Institutional Class Shares | Cloud Capital Strategic Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX

Class I Shares

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2013

Supplement dated February 26, 2014

Change to Adviser Fee Waiver

On February 3, 2014, the Board of Trustees of Valued Advisers Trust (the “Trust”) approved revisions to the expense limitation agreement in place for each of the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund whereby the Adviser would waive its management fee in its entirety and the waiver would not be subject to recoupment. The Funds would continue to cap operating expenses (with certain exceptions) at current levels, which is 1.40% for each of the Funds. The revised expense limitation agreement took effect on February 1, 2014 and continues through September 30, 2015.

Prospectus

The section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus relating to the Cloud Capital Strategic Large Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Large Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	NONE
Other Expenses	0.90%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [1]	0.91%

1.
The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$93	$397	$723	$1,648

* * * * *

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Large Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund's operating expenses remain the same. Only the one year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional Class Shares | Cloud Capital Strategic Large Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[1]
One Year	rr_ExpenseExampleYear01	93
Three Years	rr_ExpenseExampleYear03	397
Five Years	rr_ExpenseExampleYear05	723
Ten Years	rr_ExpenseExampleYear10	1,648
Institutional Class Shares | Cloud Capital Strategic Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Mid Cap Fund – CCIMX

Class I Shares

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2013

Supplement dated February 26, 2014

Change to Adviser Fee Waiver

On February 3, 2014, the Board of Trustees of Valued Advisers Trust (the “Trust”) approved revisions to the expense limitation agreement in place for each of the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund whereby the Adviser would waive its management fee in its entirety and the waiver would not be subject to recoupment. The Funds would continue to cap operating expenses (with certain exceptions) at current levels, which is 1.40% for each of the Funds. The revised expense limitation agreement took effect on February 1, 2014 and continues through September 30, 2015.

Prospectus

The section entitled “Fees and Expenses of the Fund” on page 7 of the Prospectus relating to the Cloud Capital Strategic Mid Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	NONE
Other Expenses	1.40%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.92%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [1]	1.42%

1.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$145	$555	$990	$2,203

* * * * *

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund's operating expenses remain the same. Only the one year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional Class Shares | Cloud Capital Strategic Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[2]
One Year	rr_ExpenseExampleYear01	145
Three Years	rr_ExpenseExampleYear03	555
Five Years	rr_ExpenseExampleYear05	990
Ten Years	rr_ExpenseExampleYear10	2,203
Class A Shares | Cloud Capital Strategic Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX

Class A Shares

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2013

Supplement dated February 26, 2014

Change to Adviser Fee Waiver

On February 3, 2014, the Board of Trustees of Valued Advisers Trust (the “Trust”) approved revisions to the expense limitation agreement in place for each of the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund whereby the Adviser would waive its management fee in its entirety and the waiver would not be subject to recoupment. The Funds would continue to cap operating expenses (with certain exceptions) at current levels, which is 1.40% for each of the Funds. The revised expense limitation agreement took effect on February 1, 2014 and continues through September 30, 2015.

Prospectus

The section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus relating to the Cloud Capital Strategic Large Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Large Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	0.79%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [2]	1.20%

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
2.
The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$690	$1,034	$1,401	$2,429

* * * * *

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Large Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section "How to Buy Shares — Sales Charges" on page 21 of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund's operating expenses remain the same. Only the one year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class A Shares | Cloud Capital Strategic Large Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[3]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
One Year	rr_ExpenseExampleYear01	690
Three Years	rr_ExpenseExampleYear03	1,034
Five Years	rr_ExpenseExampleYear05	1,401
Ten Years	rr_ExpenseExampleYear10	2,429
Class A Shares | Cloud Capital Strategic Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2013

Supplement dated February 26, 2014

Change to Adviser Fee Waiver

On February 3, 2014, the Board of Trustees of Valued Advisers Trust (the “Trust”) approved revisions to the expense limitation agreement in place for each of the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund whereby the Adviser would waive its management fee in its entirety and the waiver would not be subject to recoupment. The Funds would continue to cap operating expenses (with certain exceptions) at current levels, which is 1.40% for each of the Funds. The revised expense limitation agreement took effect on February 1, 2014 and continues through September 30, 2015.

Prospectus

The section entitled “Fees and Expenses of the Fund” on page 7 of the Prospectus relating to the Cloud Capital Strategic Mid Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	1.40%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.32%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [2]	1.82%

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$749	$1,213	$1,701	$3,042

* * * * *

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section "How to Buy Shares — Sales Charges" on page 21 of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund's operating expenses remain the same. Only the one year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class A Shares | Cloud Capital Strategic Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[3]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.82%	[2]
One Year	rr_ExpenseExampleYear01	749
Three Years	rr_ExpenseExampleYear03	1,213
Five Years	rr_ExpenseExampleYear05	1,701
Ten Years	rr_ExpenseExampleYear10	$ 3,042

[1]	The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
[3]	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months.